JOHN HANCOCK INVESTMENT TRUST
200 Berkeley Street
Boston, MA 02116
July 31, 2024
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:
John Hancock Investment Trust (the “Trust”), on behalf of:
John Hancock Diversified Real Assets Fund,
John Hancock Fundamental Equity Income Fund, and
John Hancock Mid Cap Growth Fund (collectively, the “Funds”)
File Nos. 002-10156; 811-00560
Ladies and Gentlemen:
On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information, each dated August 1, 2024, contained in Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 179 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on July 25, 2024 via EDGAR, accession number 0001193125-24-184432.
If you have any questions or comments, please call me at (857) 328-2178.
Sincerely,
/s/ Khimmara Greer
Khimmara Greer Assistant Secretary of the Trust